Share-based Payments - Summary of assumptions Vesting Details (Details) - Stock Option 1 [Member]	12 Months Ended
	Dec. 31, 2025 € / shares shares	Dec. 31, 2024 € / shares shares	Dec. 31, 2023 € / shares shares	Dec. 31, 2023 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	€ 0.89	€ 1.41	€ 1.65
Share entitlement per option | shares	1		1	1
Vesting conditions	Performance & Service or Service only	Performance & Service or Service	Performance & Service or Service	Performance & Service or Service
Vesting period	Graded	Graded	Graded	Graded
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.06%	2.99%	2.75%	2.75%
Exercise price	€ 4.07	€ 2.82	€ 3.17
Underlying stock price at grant date | (per share)	€ 4.02	€ 2.76		$ 3.09
Expected volatility	72.20%	65.20%	64.40%	64.40%
Expected term (in years)	6.16	6.17	6.15	6.15
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	2.78%	2.51%	2.45%	2.45%
Share entitlement per option | shares		1.06
Exercise price	€ 1.26	€ 1.7	€ 1.74
Underlying stock price at grant date | (per share)	€ 1.26	€ 1.67		$ 1.7
Expected volatility	65.00%	64.60%	63.70%	63.70%
Expected term (in years)	5.93	6.03	6.03	6.03